Nature of Business	12 Months Ended
Dec. 31, 2022
Nature of Business
Nature of Business

(1) Nature of Business

Inspirato Incorporated and its subsidiaries (the “Company”) is a subscription-based luxury travel company that provides unique solutions for (i) affluent travelers seeking superior service and certainty across a wide variety of accommodations and experiences and (ii) hospitality suppliers who want to solve pain points that include monetizing excess inventory and efficiently outsourcing the hassle involved in managing rental properties.

Inspirato Incorporated was incorporated in Delaware on July 31, 2020 as Thayer Venture Acquisitions Corporation (“Thayer”); a special purpose acquisition company (“SPAC”) for the purpose of effecting a merger with one or more operating businesses. On February 11, 2022 (the “Closing Date”), Thayer and Inspirato LLC consummated the transaction contemplated in the Business Combination Agreement dated June 30, 2021 and as amended September 15, 2021 (the “Business Combination Agreement”) whereby amongst other transactions, a subsidiary of Thayer merged within and into Inspirato LLC with Inspirato LLC as the surviving company, resulting in Inspirato LLC becoming a subsidiary of Thayer. Thayer changed its name to “Inspirato Incorporated” upon closing of the Business Combination (the “Closing”).

The Business Combination was accounted for as a reverse recapitalization whereby Inspirato LLC acquired Thayer for accounting purposes. As such, the consolidated financial statements presented herein represent the operating results, assets and liabilities of Inspirato LLC before and after the Business Combination. See Note 3 — Reverse Recapitalization.

As of December 31, 2022, the Company’s only subsidiary is Inspirato LLC and Inspirato LLC had 28 subsidiaries, of which 16 are wholly owned domestic limited liability companies and one was a branch. The remaining 12 and the branch, which are owned through direct domestic subsidiaries, are as follows: (i) a wholly owned Mexican company with a foreign designation equivalent to a limited liability company (S.R.L.); (ii) a wholly owned Turks and Caicos Islands limited company; (iii) a wholly owned Cayman Islands exempted company; (iv) a wholly owned Costa Rican limited liability company; (v) a wholly owned Italian S.R.L.; (vi) a wholly owned Canadian unlimited liability company; (vii) a wholly owned Dominican Republic branch of a wholly owned domestic liability company; (viii) a wholly owned U.S. Virgin Islands limited liability company; (ix) a wholly owned Puerto Rican limited liability company; (x) a wholly owned Grenadian limited liability company; (xi) a wholly owned British Virgin Islands designated company; (xii) a wholly owned Anguillan non-public company; and (xiii) a second wholly owned Mexican company with a foreign designation equivalent to a limited liability company (S.R.L). These entities typically lease local properties.

Since early 2020, the COVID-19 pandemic has severely restricted the level of economic activity around the world and is continuing to have an effect on the global hospitality and travel industries. The global spread of COVID-19 has been and continues to be a complex and evolving situation. The COVID-19 pandemic had a materially adverse impact on the Company’s results of operations and financial condition during years ended December 31, 2020 and 2021. Revenues declined as a result of reduced travel and management undertook cost reduction methods in response. No impairments were recorded during the periods presented directly related to the COVID-19 pandemic. While COVID-19 continues to impact the world, through December 31, 2022 as restrictions were lifted across travel destinations, revenues recovered to pre-pandemic levels. Management cannot estimate the length or impacts of the COVID-19 outbreak on the Company’s future operations, financial position and cash flows, particularly if there are significant impacts that occur in the future.